OTHER PAYABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OTHER PAYABLES
OTHER PAYABLES

NOTE 17 - OTHER PAYABLES

Other payables of $367,670 consists of the payables of securities account set up fee and related documentation expenses as follow:

	March 31, 2022	December 31, 2021
Security account set up fee-Staff	$367,670	$306,270
NOTE 17 - OTHER PAYABLES

Other payables of $306,270 consists of the payables of securities account set up fee and related documentation expenses as follow:

	December 31, 2021	December 31, 2020
Security account set up fee-Staff	$306,270	$90,632
	306,270	90,632